UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Amy S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	October 30, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		$426,177

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp.                   COM              005125109     8970   282530 SH       SOLE                    47765            234765
Advent Software                COM              007974108     5105    73060 SH       SOLE                     9510             63550
Biogen                         COM              090597105     4315    70742 SH       SOLE                    12533             58209
CTS Corporation                COM              126501105     5328   105235 SH       SOLE                    11425             93810
Cardinal Health Inc.           COM              14149Y108    14012   158891 SH       SOLE                    27949            130942
Catalina Marketing Corp.       COM              148867104    10572   280975 SH       SOLE                    47700            233275
Chevron Corp.                  COM              166751107      580     6800 SH       SOLE                     1550              5250
Cintas Corp.                   COM              172908105     8652   198622 SH       SOLE                    34460            164162
Cisco Systems                  COM              17275R102    10919   197633 SH       SOLE                    38825            158808
Citrix Systems Inc.            COM              177376100     3898   194289 SH       SOLE                    32915            161374
Commerce Bancorp               COM              200519106     6094   104725 SH       SOLE                    16300             88425
Comverse Technologies          COM              205862402    19836   183667 SH       SOLE                    35982            147685
Concord EFS                    COM              206197105    13022   366664 SH       SOLE                    62189            304475
DEVRY Inc.                     COM              251893103    12347   328165 SH       SOLE                    61090            267075
Diamond Tech.                  COM              252762109     4876    65670 SH       SOLE                    11420             54250
E.M.C. Corp. Mass              COM              268648102     1149    11590 SH       SOLE                     3545              8045
Electronic Arts Inc.           COM              285512109    11551   233938 SH       SOLE                    40000            193938
Expeditors Int'l of Washington COM              302130109    11483   254814 SH       SOLE                    42710            212104
FIserv Inc.                    COM              337738108    16068   268351 SH       SOLE                    50975            217376
Fastenal Co.                   COM              311900104     8295   143946 SH       SOLE                    24261            119685
Fifth Third Bancorp            COM              316773100    12699   235716 SH       SOLE                    41454            194262
Forest Labs Inc.               COM              345838106     2423    21130 SH       SOLE                     2475             18655
General Electric               COM              369604103     5958   103283 SH       SOLE                    28045             75238
Guidant Corp.                  COM              401698105     7982   112915 SH       SOLE                    18220             94695
Harley Davidson                COM              412822108    14768   308472 SH       SOLE                    62090            246382
Hewlett Packard                COM              428236103     2429    25039 SH       SOLE                     5875             19164
Home Depot Inc.                COM              437076102    13237   249463 SH       SOLE                    47087            202376
Intel Corp.                    COM              458140100     9567   230173 SH       SOLE                    44950            185223
Intuit                         COM              461202103     3092    54250 SH       SOLE                     6900             47350
Johnson & Johnson              COM              478160104     2870    30556 SH       SOLE                     9455             21101
Kimberly Clark                 COM              494368103     1132    20275 SH       SOLE                     7625             12650
Kohls Corp.                    COM              500255104    15586   270183 SH       SOLE                    52500            217683
Linear Technology Corp.        COM              535678106    10652   164510 SH       SOLE                    30175            134335
Marshall & Ilsley              COM              571834100     1496    29849 SH       SOLE                     5775             24074
Medimmune Inc.                 COM              584699102     6491    84030 SH       SOLE                    13400             70630
Merck & Co.                    COM              589331107     3276    44015 SH       SOLE                    13025             30990
Microsoft Corp.                COM              594918104      620    10285 SH       SOLE                     1150              9135
Minimed Inc.                   COM              60365k108     8078    90380 SH       SOLE                    15240             75140
Omnicom Group Inc.             COM              681919106     7774   106585 SH       SOLE                    19076             87509
Patterson Dental Co.           COM              703412106     9714   431754 SH       SOLE                    76968            354786
Paychex, Inc                   COM              704326107    16267   309853 SH       SOLE                    60307            249546
PepsiCo Inc.                   COM              713448108      393     8550 SH       SOLE                     1975              6575
Phillips Petroleum             COM              718507106     2226    35475 SH       SOLE                    11275             24200
Qualcomm Incorporated          COM              747525103     4149    58225 SH       SOLE                    10125             48100
SBC Communications             COM              78387G103      562    11230 SH       SOLE                     1773              9457
Sanmina Corp.                  COM              800907107     8621    92085 SH       SOLE                    14925             77160
Schlumberger                   COM              806857108     2685    32615 SH       SOLE                    10900             21715
Scholastic Corp.               COM              807066105     9870   124050 SH       SOLE                    16000            108050
Southwest Airlines             COM              844741108    10040   414032 SH       SOLE                    70725            343307
Starbucks                      COM              855244109     6569   163972 SH       SOLE                    33079            130893
SunGard Data Sys.              COM              867363103    14681   342911 SH       SOLE                    62629            280282
Tribune Co.                    COM              896047107      438    10040 SH       SOLE                     3300              6740
United Health Group            COM              91324p102     9009    91230 SH       SOLE                    16000             75230
Wal Mart Stores                COM              931142103     1504    31255 SH       SOLE                     9605             21650
Walgreen Co.                   COM              931422109    14687   387140 SH       SOLE                    78500            308640
Wells Fargo Corp.              COM              949746101     2989    65056 SH       SOLE                    15650             49406
Zebra Technologies             COM              989207105     4571    95104 SH       SOLE                    17034             78070